Private Placement (Details) - USD ($)	Feb. 19, 2019	Feb. 12, 2019	Sep. 30, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price			$ 0.01	$ 0.01
Private Placement | Class A Common stock | Warrant
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price	$ 11.50
Description of private placement warrant right	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share.
Private Placement | Sponsor and Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued		4,000,000
Warrants exercise price		$ 1.50
Proceeds from issuance of warrants		$ 6,000,000.0
Over allotment option | Sponsor and Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrant issued	600,000
Warrants exercise price	$ 1.50
Proceeds from issuance of warrants	$ 900,000